Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents [Text Block]
Cash and cash equivalents consist of the following:

	As of March 31,
	2021		2020
Cash on hand		Rs.1		Rs.2
Balances with banks		14,324		1,807
Term deposits with banks (original maturities less than 3 months)		504		244
Cash and cash equivalents in the statements of financial position	Rs.	14,829	Rs.	2,053
Bank overdrafts used for cash management purposes		9		91
Cash and cash equivalents in the statements of cash flow	Rs.	14,820	Rs.	1,962
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	106	Rs.	111
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details)		40		-
Other restricted cash balances		82		15